Property, plant and equipment - Consolidated (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jul. 31, 2024	Jun. 30, 2024
Non-current assets [Abstract]
Property, plant and equipment	$ 965,994		$ 441,371
Land
Non-current assets [Abstract]
Property, plant and equipment	3,938		3,601
Land | At Cost
Non-current assets [Abstract]
Property, plant and equipment	3,938		3,601
Buildings
Non-current assets [Abstract]
Property, plant and equipment	274,725		202,305
Buildings | At Cost
Non-current assets [Abstract]
Property, plant and equipment	291,149		215,542
Buildings | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(16,424)		(13,237)
Plant and equipment
Non-current assets [Abstract]
Property, plant and equipment	4,905		3,714
Plant and equipment | At Cost
Non-current assets [Abstract]
Property, plant and equipment	6,256		4,856
Plant and equipment | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(1,351)		(1,142)
Mining hardware
Non-current assets [Abstract]
Property, plant and equipment	498,648	$ 1,724	97,269
Mining hardware | At Cost
Non-current assets [Abstract]
Property, plant and equipment	521,755		177,766
Mining hardware | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(16,166)		(54,892)
Mining hardware | Accumulated Impairment
Non-current assets [Abstract]
Property, plant and equipment	(6,941)		(25,605)
HPC hardware
Non-current assets [Abstract]
Property, plant and equipment	30,153		31,536
HPC hardware | At Cost
Non-current assets [Abstract]
Property, plant and equipment	33,678		33,315
HPC hardware | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(3,525)		(1,779)
Development assets
Non-current assets [Abstract]
Property, plant and equipment	153,625		102,946
Development assets | At Cost
Non-current assets [Abstract]
Property, plant and equipment	$ 153,625		$ 102,946